FORM N-1A


As filed with The Securities and Exchange Commission on May 12,1999


               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
     Pre-Effective Amendment No.     __
     Post-Effective Amendment No.    __


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
     Amemdment no.   __




          THE MEDICAL FUND AND THE CURE FOR CANCER INC.
       (Exact Name of Registrant as Specified in Charter)

                    344 Van Buren Street,
                 North Babylon, New York 11704
            (Address of Principle Executive Office)

                      516-893-5326
        (Registrants Telephone Number, Including Area Code)


Approximate Date of Proposed Public Offering:

The Registrant hereby amends this Registration Statement on such a date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such a date as the Commision, acting pursuant to said section 8(a), may determine.

          THE MEDICAL FUND AND THE CURE FOR CANCER INC.

                        Cross Reference Sheet
                     (as required under rule 495)

PART A - INFORMATION REQUIRED IN PROSPECTUS

N-1A Item Number                    Location In Registration Statement

1. Cover Page                       Cover Page

2. General Description              Fund Summary

3. Risk/Return Summary              Fund Summary

4. Fund Performance                 Past Performance

5. Fund Expenses                    Fund Expenses

6. Investment Objectives            Investment Objectives and Strategies

7. Management of the Fund           Management of the Fund

8. Shareholder Information          Distribution of Shares,How to Purchase
                                    Shares, How to Redeem Shares
9. Taxation of the Fund             Distribution and Taxes

10. Financial Statements            Financial Highlights

11. Year 2000 Compliance            Year 2000 Issue

12. Fund Service Providers          Fund Service Providers

PART B- STATEMENT OF ADDITIONAL INFORMATION

13. Cover Page                      Cover Page
    and Table of Contents

14. Description of Fund             Investment Objectives, Strategies and Risk,
    and Investment Risks            Investment Restrictions, Tempory Investments

15. Management of the Fund          Management of the Fund

16. Control Persons and             Control Persons and Principal Holders
    Pricipal Holders of Securities  of Securities

17. Investment Adviser and          Investment Adviser, Admistrative Services,
    and Other Fund Services         Custodian
18. Capitalization                  Capitalization

19. Purchase Redemption             Pricing of Shares, Purchasing Shares,
    and Pricing                     Redemption of Shares
20. Brokerage                       Brokerage

21. Taxationof the Fund             Taxes

22. Performance Information         Performance Information

23. Auditors                        Auditors

24. Financial Statements            Finacial Statements


PART C
 Information required to be in Part C is set forth under the appropriate item, so numbered, in part C of this Registration Statement.

May 12, 1999


                  The Medical Fund and the Cure
                         for Cancer,Inc.






                            [picture]
















                           Prospectus







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense

                        TABLE OF CONTENTS

Fund Summary                                                     1

Past Performance Information                                     2

Fund Expenses                                                    3

Investment Objectives and Strategies                             4

Management Of The Fund                                           5

Distribution Of Shares                                           6

Pricing of Fund Shares                                           6

How To Purchase Shares                                           7

How To Redeem Shares                                             8

Distribution And Taxes                                           9

Financial Highlights                                            10

Year 2000 Issue                                                 11

You may obtain the following and other information on The Medical
Fund and the Cure for Cancer, Inc. free of charge:

Statement of Additional Information (SAI) dated May 12, 1999
The SAI for the fund provides more details about the fund's policies and management. The fund's SAI, is incorporated by reference into this prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports provide the fund's most recent portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

You may receive any of the above documents of the documents of
     The Medical Fund and the Cure for Cancer ,Inc. by:
Telephone:
(516) 893-5326

Mail:
The Medical Fund and the Cure for Cancer
344 Van Buren Street
North Babylon, NY  11704

Internet:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

         The Medical Fund and the Cure for Cancer, Inc.
                     Fund Summary



Investment Objectives
The Medical Fund's primary investment objective is long-term growth of capital. The Fund seeks to achieve this goal by investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the field of Cancer treatment research and Medical and Pharmaceutical research and development. Although the Fund has a particular interest in investment opportunities in the fields of cancer research and treatment, it is not limited solely to this sub-field of the medical-care industry. The Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Fund's strategy to achieve its goal is to invest companies that engage in Cancer treatment research Medical and Pharmaceutical research and that are involved in the development of Medical-care and Pharmaceutical related treatment and technologies. The fund's investment adviser believes that the field of medical and pharmaceutical research offers unique investment opportunities because of continuous innovations and progress in the treatment, prevention, and cure of cancer. Medical and Pharmaceutical treatment technologies are constantly changing, developing and advancing, benefiting people across the globe. Keeping that in mind, the fund invests in common stock and other securities of companies whose research and development efforts with respect to medical care consumption and usage may result in higher stock values.

Principal Risk of Investing in the Fund
Investing in common stock has inherent risks that could cause you to lose money. The principal risks of investing in this fund are listed below and could adversely affect the fund net asset value yield and total return.
    Stock Market Risk: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the fund is likely to decline in value.

  Stock Selection Risk: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising.
  Liquidity Risk: The investment adviser may not be able to sell stocks at an optimal time or price.
    Industry Risk: Mutual funds that invest in a particular industry carry a risk that a group of related stocks will decline in price due to industry specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry specific market or economic developments.
  Medical and Pharmaceutical Industry Specific Risks: Medical and Pharmaceutical-related companies are generally subject to the rate of change in technology, which is higher than other industries.In addition, many products and services of companies engaged in the medical and pharmaceutical related activities are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.
  Management Risk: The investment adviser has no previous experience managing a mutual fund.

Who May Want to Invest
This  fund may be appropriate for people who:
    wish to invest for a long term.
    want to diversify their portfolios.
    want to allocate some portion of their long-term investments to aggressive equity investing are willing to accept a high degree of volatility and risk in exchange for the opportunity to realize greater financial gains in the future.


Because the fund concentrates its investments in a single industry (i.e., the Medical/Pharmaceutical Industry), its shares do not represent a complete investment program and the value of the shares may fluctuate more than shares invested in a broader range of industries.

Past Performance Information

Because the Medical Fund and the Cure for Cancer is a new mutual fund and has not been in existence for a notable period, no performance data is available. When the Fund has been operational for a period that allows for the accurate and beneficial compilation of data regarding performance, such information will be made public immediately. The performance data, once compiled, will be made available and distributed to investors and prospective investors in the manner shown below.

The bar chart and table shown below illustrates the variability of the fund's returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index both of which represent broad measures of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

                              (CHART)


Best Quarter:           -                -                -
Worst Quarter:          -                -                -

Average Total Returns as of 12/31/98

                                    1 Year       Since Inception
The Medical Fund and the Cure         N/A              N/A
for Cancer
S&P 500 Index (with dividends       -                  N/A
reinvested)1
Lipper Health/Biotech Index         -                  N/A

1    The S&P 500 Index is an unmanaged index created by Standard
& Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.

2   Lipper Health/Biotech Index is a measure of the performance of mutual funds concentrating in the health and biotech sector.

Fund Expenses

As an investor, you pay certain fees and expenses in connection with the fund. These fees are described on the table below and further explained in the example that follows.


Fee Table



Shareholder       Transaction
Expenses
(fees paid directly from your
investment)
Maximum Sales Charge on Purchases       None
(as  a percentage of offering
price)
Maximum Deferred Sales Charge           None
Maximum Sales Charge on                 None
Reinvested Dividends
Redemption Fee1                         None
Exchange Fee IRA Trustee  Fee           $15.00
$15 Annually

Estimated Annual Operating Expenses
(expenses deducted from  fund assets)

Management Fees                1.25%
Rule 12b-1 Fees                 .25%
Other Expenses                  .50%
Total Fund Operating Expenses  2.00%
    Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders.

Expense Example
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:
1.   You invest $1000 in the fund for the time periods
  indicated and then redeem all of your shares at the end of those periods,
2.   Your investment has a 5% return each year, and
3.   The fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
  1 Year       3 Years
   $20         $63

Investment Objectives and Strategies



Investment Objectives
The Medical Fund's primary investment objective is long-term growth of capital. The Fund seeks to achieve this goal by investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the field of Medical and Pharmaceutical research, with a particular, but not limiting interest, in cancer related medical research companies. The Fund seeks to obtain current income as a secondary objective.


Investment Strategies
Under normal circumstances, at least 80% of the fund's total assets will be invested in the securities of companies engaged in Cancer treatment research and Medical and Pharmaceutical related activities. The fund's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services in the field of Cancer research and treatment.
Accordingly, the fund seeks to invest in common stock and convertible securities of companies whose research and development efforts, may result in higher stock values.

In addition to evaluating trends in corporate revenues, earnings and dividends, the adviser measures the amount of capital a company currently expends on research and development. The adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Portfolio securities generally will be selected from companies in the following groups:
    Pharmaceutical Development Companies: Companies that develop drugs and medications for the treatment and prevention of disease and illness.

    Surgical and Medical Instrument Manufacturers and
  Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures.

    Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines.

    Medical Research Companies: Companies who primarily research and develop new methods and procedures in the provision of health care related services.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

    commercial paper
    certificates of deposit, demand and time deposits and
     banker's acceptance
    U.S. government securities
    repurchase agreements

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

The Statement of Additional Information contains more information about the fund and the types of securities in which it may invest.

Management of the Fund



Investment Adviser

The fund's investment adviser is Kinetics Holdings Corporation, Inc., 344 Van Buren Street, North Babylon, New York, 11704. The management and affairs of the fund are supervised by its Board of Directors whose name and general background information appear in the Statement of Additional Information. The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities for the funds portfolio. The adviser receives an annual fee from the fund for its services of 1.25% of the fund's average daily net assets.

Bruce P. Abel is the President of Kinetics Holdings Corporation, and is co-manager of the fund. His primary duties include research and analysis of developing scientific technologies and innovations in the Medical, Bio-technical and Pharmaceutical industries. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel has been employed with a National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. Mr. Abel was a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and also has studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

Peter Doyle is co- portfolio manager of the Fund and is primarily responsible for the day-to-day management of the fund's assets and securities. He has been the portfolio manager for the fund since inception. In addition to his position with Kinetics, Mr. Doyle is a research analyst and portfolio manager with Horizon Asset Management, Inc., a New York-based investment advisory firm. Mr. Doyle's managed portfolios have significant exposure to Pharmaceutical stocks. Prior to joining Horizon in 1994, Mr. Doyle was a senior investment officer in the Investment Services Group at Bankers Trust Co. He was responsible for managing approximately $250 million in equity and fixed-income assets. In an analytical role, he served on several research subgroups. During Mr. Doyle's ten years at Bankers Trust oversaw approximately $500 million in equity assets. Peter Doyle is also a founder of The Internet Fund.

James G. Doyle  Executive Vice President and General Counsel. Mr.
James Doyle is a securities attorney with his own practice.

Magaret B. Doyle Chairman Emeritus. Mrs. Doyle was superintendent of North Babylon UFSD and past CEO of The Internet Fund.


Fund Administrator, Fund Accounting and Transfer Agent
The Medical Fund and the Cure for Cancer, Inc . 344 Van Buren Street, North Babylon, New York, 11704 serves as its own administrator and transfer agent. As such, The Fund provides certain shareholder services and record management services as well as acts as its own dividend paying agent.

Custodian

Firstar Bank Milwaukee, N.A, an affiliate of Firstar Mutual Fund
Services, LLC located in Milwaukee, Wisconsin acts as custodian of the fund's assets.

Distribution of Shares



The fund is self-distributed, which means that you may purchase shares directly from the fund itself.
Pricing of Fund Shares



Shares of the fund are sold at their net asset value per share ("NAV"), which is determined by the fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ #of shares = NAV). The NAV takes into account the expenses and fees of the fund, including management, distribution and shareholder servicing fees, which are accrued daily.

The fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or in accordance with procedures approved by the Board of Trustees. The fund may use independent pricing services to assist in calculating the NAV.





How To Purchase Shares



Shares of the fund may be purchased on any business day through authorized investment dealers or directly from the fund's
Distributor. Except for the fund itself, only the investment dealers that have a sales agreement with the fund are authorized to sell shares of the fund.

Shares of the fund are sold at net asset value, without a sales charge, and will be credited to a stockholder's account at the net asset value next computed after an order is received. The minimum initial investment for Regular Accounts is $2,000 and for Individual Retirement Accounts is $1,000. Minimum subsequent investments for both types of accounts is $100. The Fund management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.

Purchase By Mail
To purchase fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Medical Fund and the Cure For Cancer, to:

The Medical Fund and the Cure for Cancer, Inc.
344 Van Buren Street
North Babylon, NY  11704

For Overnight or Express Mail, send to:
The Medical Fund and the Cure for Cancer
344 Van Buren Street
North Babylon, NY  11704

Subsequent Investments
You may add to your account at any time by purchasing shares by mail (minimum $100), by telephone (minimum $100), or by wire (minimum $1,000). You must call to notify the fund (516) 893-5236 before wiring. A remittance form which is attached to your individual account statement should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the fund by establishing a tax-sheltered
individual retirement account.  The fund offers Traditional IRA,
Roth IRA, and Educational IRA.  For additional information on IRA
options, please call   (516) 893-4200

How To Redeem Shares



In General
You may redeem part or all of your fund shares on any business day that the fund calculates NAV. To redeem shares, you must contact the fund either by mail or by phone to place a redemption order. Redemption orders for $50,000 or more must be in writing. The fund will normally mail the redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in good order. Note, however, that when a purchase order has been made by check, the fund may hold payment of the redemption proceeds until it is satisfied that the check has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of a redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:
  The Medical Fund and the Cure for Cancer, Inc.
       344 Van Buren Street
       North Babylon, NY  11704

Overnight Express Mail requests should be forwarded to:
  The Medical Fund and the Cure for Cancer
       344 Van Buren Street
       North Babylon, NY  11704

Requests for redemption must
    indicate the name of the Fund
    be signed exactly as the shares are registered, including the signature of each owner specify the number of shares or dollar amount to be redeemed indicate your account registration number, and include the investor's social security number or tax identification number

Telephone Redemption
If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangement in writing with the fund) you may redeem shares in any amount up to $50,000, but not less than $100 by instructing the fund by phone at (516) 893-5326. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the fund will use reasonable procedures, such as requesting:
    That a shareholder correctly state his or her fund account number,
    The name in which his or her account is registered;
    The social security or tax identification number under which the account is registered,
    Address of the account holder, as stated in the New Account
    Application.


Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account. The minimum wire redemption is $1,000.





Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Funds will be transferred from your fund account to the account you chose at the interval you select on the New Account Application form. If you expect to purchase additional fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

The Fund's Right to Redeem an Account
The fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the value per share of the Fund or if the shareholder is an active participant in the AutoInvest Plan. The fund will provide a shareholder a 30-day written notice prior to redeeming the account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.
Requests that do not indicate a preference will be subject to withholding.

Distribution and Taxes



Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to stockholders of the Fund are paid in additional shares of the fund, with no sales charge, based on the fund's net asset value as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

Option 1: To receive income dividends in cash and capital gain distributions in additional fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each stockholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the stockholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current net asset value and your election will be converted to the purchase of additional shares.

Taxes
The fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to stockholders.
Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the fund in October, November, or December of that year to stockholders of record on a date in such a month and paid by the fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to stockholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a stockholder may have held shares of the fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the stockholder reinvests the distributions in additional shares or elects to receive them in cash. Stockholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Financial Highlights

Because The Medical Fund and the Cure for Cancer is a mutual fund of very recent inception, there are no financial performance data to report. When the fund has become operational for a period of time such that the compilation of such data is practicable and beneficial to investors, the information will be made immediately available. Such data regarding the financial status of the Fund will be in the form as shown below.

The financial highlights table set forth below is intended to help you understand the fund financial performance for the fund period of operations. Most of the information reflects financial results with respect to a single fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

                          Year ended December 31
                           1998   1997  1996(1)

Net asset value, beginning
of period                   N/A    N/A   N/A

Income from investment
operations                  N/A    N/A   N/A

Net realized and
unrealized gain (loss)      N/A    N/A   N/A

Net unrealized gain
(loss)on investments        N/A    N/A   N/A

Total income (loss) from
investment operations       N/A    N/A   N/A

Net Asset Value, end of
period                      N/A    N/A   N/A

Total Return                N/A    N/A   N/A

Capital Stock Transactions  N/A    N/A   N/A

Net proceeds from sales of
shares                      N/A    N/A   N/A

Shares redeemed             N/A    N/A   N/A

Net asset value, end of
period                      N/A    N/A   N/A

Total return(2)
Ratios & Supplemental data  N/A    N/A   N/A

Actual net assets, end of
period                      N/A    N/A   N/A
 (000's omitted)

Ratio of Expenses to
Average Net Assets          N/A    N/A   N/A

Ratio of Net Income to
Average Net Assets          N/A    N/A   N/A

Expense
waiver/reimbursement     N/A    N/A   N/A

Portfolio Turnover Rate     N/A    N/A   N/A

(1) The fund's inception was on April 31, 1999. Because this is a new fund, no information is available with respect to the above financial highlights.

(2)  Based on net asset value.

                         Year 2000 Issue
           Like other mutual funds, financial and business organizations and individuals around the world, the fund could be adversely affected if the computer systems used by the adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the fund's other major service providers.
   Although there can be no assurance at this time that there will be no adverse impact on the fund, the fund's service providers have advised the fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the fund invests will be timely converted or that the value of such investments will not be adversely affected by the year 2000 issue.








Fund Service Providers



Investment       Kinetics Holdings Corporation.
Adviser          344 Van Buren Street
                 North Babylon, NY  11704

Legal Counsel    Beckman, Millman, Sanders LLP
                 116 John Street
                 New York, NY  10038

Independent      McCurdy and Associates CPA's, Inc.
Accountants      27955 Clemems Rd.
                 Westlake, OH 44145

Transfer Agent,  Kinetics Holdings Corporation.
Fund             344 Van Buren Street
Administrator    North Babylon, NY  11704

Custodian        Firstar Bank Milwaukee, N.A.
                 615 East Michigan Street
                 Milwaukee, WI  53202


You may obtain the following and other information on The Medical
Fund and the Cure for Cancer, Inc. free of charge:

Statement of Additional Information (SAI) dated May 12, 1999
The SAI for the fund provides more details about the fund's policies and management. The fund's SAI, is incorporated by reference into this prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports provide the fund's most recent portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

You may receive any of the above documents of The Medical Fund and the Cure for Cancer, Inc. by:
Telephone:
(516) 893-5326
Mail:
The Medical Fund and the Cure for Cancer, Inc.
344 Van Buren Street
North Babylon, NY  11704

Internet:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

STATEMENT OF ADDITIONAL INFORMATION

          THE MEDICAL FUND AND THE CURE FOR CANCER INC.
                      344 Van Buren Street,
                     North Babylon, NY 11704
                          (516) 893-4200


                         May 12, 1999

               STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated
May 12, 1999. To obtain the Prospectus, please write the Fund or call either of the telephone numbers shown above.


          THE MEDICAL FUND AND THE CURE FOR CANCER INC.

The Fund                                                  1

Investment Objectives, Strategies, and Risks              1

Investment Restrictions                                   2

Temporary Investments                                     3

Management of the Fund                                    4

Control Persons and Principal Holders of Securities       5

Investment Adviser                                        5

Administrative Services                                   6

Custodian                                                 6

Capitalization                                            7

Pricing of Shares                                         7

Purchasing Shares                                         7

Redemption of Shares                                      8

Brokerage                                                 9

Taxes                                                     9

Performance Information                                  10

Auditors                                                 11

Financial Statements                                     12

The Fund

The Medical Fund and the Cure for Cancer Inc. (the "Fund") was incorporated in Maryland on March 26, 1999. The Fund's registered office is in North Babylon, New York, with its principal office at 344 Van Buren Street, North Babylon, New York
11704. The Fund is a diversified, open-end management investment company.

Investment Objectives, Strategies, and Risks

The Fund's primary investment objective is long-term growth of capital - a goal it seeks by investing primarily in common stocks and securities of domestic companies engaged in Cancer treatment research and Medical and Pharmaceutical-related activities relating to the prevention, treatment, and/or cure for cancer. Although the Fund has a particular interest in investment opportunities in the filed of cancer research and treatment, it is not limited solely to this sub-field of the medical-care industry. Current income is a secondary objective.

Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Cancer treatment research and Medical and Pharmaceutical-related activities. As a diversified investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may e convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stack of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Investment Restrictions



The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S.
Government, its agencies, and instrumentality's).

4. With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

5. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

6. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

7. The Fund will not invest in the securities of any one industry except the Cancer research, Medical and Health-Care related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Cancer treatment research and Medical and Health-Care related activities. Except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested.

8. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

9.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments



Due to the changing nature of the Medical and Pharmaceutical industry, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation as to the amount in money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments.
Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested in money market instruments or held in cash at any given time, except when the Fund is in a temporary defensive posture

Portfolio Turnover



In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to stockholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund

Board of Directors
The Fund is managed by a board of directors. The Fund's board of directors consist of five individuals, three of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The directors are fiduciaries for the fund's shareholders and are governed by the laws of the State of New York in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.
Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations.
Name and Address   Age    Position      Principal Occupation
                                        during the Past Five
                                               Years
Bruce P. Abel*     35    President,   Mechanical Engineer,
282 Snedecor             Treasurer,   Nuclear Engineer,
Avenue                  and Director  Project Engineer,
Bayport, NY 11705                     Brookhaven National
                                      Laboratory
James G. Doyle,    46     Secretary   Attorney and Counselor
Esq.*                   and Director  at Law,
175 Church St.                        James G. Doyle Law
Saratoga Springs,                     Firm.
NY 12866
Steven Russell     36    Independent  Attorney and Counselor
146 Fairview              Director    at Law,
Avenue                                Steven Russell Law
Bayport, NY 11705                     Firm.
                                      Professor of Business
                                      Law, Suffolk County
                                      Community College

Douglas Cohen,     36                 Certified Public
C.P.A                                 Accountant
86 Samuel Street                      Douglas Cohen CPA
Ronkonkoma, NY
11779

John Meditz        50                 Investment Adviser
21 Hamilton St.
Wehawken, NJ




*Interested persons as defined in the 1940 Act.

Compensation
For their service as directors, the independent directors receive a $99 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees of the Fund receive no compensation for their service as directors. The table below details the amount of compensation received by the directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.
Name and         Aggregate  Pension or   Estimated    Total
Position         Compensat  Retirement   Annual       Compensation
                 ion From   Benefits     Benefits     from Fund
                 Fund       Accrued As   Upon         Paid to
                            Part of      Retirement   Directors
                            Fund
                            Expenses

Bruce  P. Abel*     None       None         None          None
Director,
President and
Treasurer

James G. Doyle,     None       None         None          None
Esq.*
Director and
Secretary

Steven Russell,     None       None         None          None
Esq.
Independent
Director            None       None         None          None

Douglas Cohen,
C.P.A.
Independent
Director


*This trustee is deemed to be an interested person as defined in the Investment Company Act of 1940.

Control Persons and Principal Holders of Securities

Currently, there are no control persons or principal holders of securities of the fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% more of the Fund's outstanding equity shares.
Management Ownership

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser



Kinetics Holdings Corporation is a New York corporation that serves as an investment adviser to the Fund. Bruce P. Abel is the president and treasurer of Kinetics Holdings Corporation. Mr. Abel has more than 10 years experience the scientific and research field, including chemistry, engineering, and physics.

On April 10, 1999 the Board of the Directors of the Fund approved a management and advisory contract with Kinetics Holdings Corporation. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. The Investment Adviser's decisions are made subject to direction of the Fund's board of directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors

Under the Agreement, Kinetics Holdings Corporation furnishes investment advice to the Fund by continuously reviewing the portfolio and recommend to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreements, the Investment Advisor:

(1) renders research, statistical and Advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor.

For these services, the Fund has agreed to pay to Kinetics
Holdings Corporation a annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:
    fees and expenses of directors not affiliated with the
     Advisor;
    legal and accounting fees;
    interest, taxes, and brokerage commissions; and record keeping and the expense of operating its offices.

Administrative Services



The Fund's advisor provides administrative services to the fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:
  1. establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances,
  2. answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.


Custodian



Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization



The authorized capitalization of the Fund consists of 20,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Pricing of Shares



Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares



Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only the investment dealers that have a sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.


Investing Through Authorized Dealers
If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares



To redeem shares, shareholders may send a written request to:
          The Medical Fund and the Cure for Cancer Inc.
                      344 Van Buren Street,
                     North Babylon, NY 11704
                          (516) 893-4200


The written letter of instructions must include:
         the shareholder's name,
         the fund name,
         the account number,
         the share or dollar amount to be redeemed, and
         signatures by all shareholders on the account.
The proceeds will be wired to the bank account of record or sent to the address of record within seven days.
If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:
         a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
         a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
         a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or any other ''eligible guarantor institution'' as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Brokerage



The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The
Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes



Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information



Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                          P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

     YIELD =   2[(a-b/(c-d) + 1)6 - 1]


where "a" equals dividends and interest earned during the period;
"b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. The average annual total return of the fund one fiscal year and since inception is as follows:





Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

         S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation It is market capitalization weighted. There are always 500 issuers in the S&P
       500. Changes are made by Standard & Poor's as needed.

         Lipper Health/Biotech Index-The Lipper Health and Biotech Index measures the performance of mutual funds investing in the biotech and health care sectors.

Auditors



McCurdy and Associates CPA's, Inc. serve as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


Financial Statements



Because the Fund began operations in April 1999, an Annual Report is not available for the calendar year 1998.